Schedule of effective income tax rate reconciliation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes at Italy statutory rate	€ (2,325,858)	€ (2,037,277)	€ (2,794,909)
Permanent differences	126,200	(39,935)	309,512
Other	8,743	71,627	(171,032)
Federal income tax for Genenta Science, Inc.	108,004	(62,825)	(89,910)
Change in valuation allowance	2,082,911	2,068,410	2,746,339
Total provision expense for income taxes